SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	Oct. 14, 2020	Nov. 30, 2020	Feb. 29, 2020
Subsequent Event [Line Items]
Principal amount		$ 971,820	$ 972,205
Revolving Credit Facility
Subsequent Event [Line Items]
Principal amount		$ 15,000	$ 15,000
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maturity period	5 years
Subsequent Event | Covenant lite term loan
Subsequent Event [Line Items]
Principal amount	$ 525,000
Amount of revolver	$ 75,000
Maturity period	7 years
Basis spread (as percent)	3.50%